Organization and Business	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization and Business
1.	Organization and Business

SLM Corporation (“we”, “us”, “our”, or the “Company”) is a holding company that operates through a number of subsidiaries. We were formed in 1972 as the Student Loan Marketing Association, a federally chartered government-sponsored enterprise (the “GSE”), with the goal of furthering access to higher education by acting as a secondary market for federal student loans. In 2004, we completed our transformation to a private company through our wind-down of the GSE. The GSE’s outstanding obligations were placed into a Master Defeasance Trust Agreement as of December 29, 2004, which was fully collateralized by direct, noncallable obligations of the United States.

Our primary business is to originate, service and collect loans we make to students and their families to finance the cost of their education. Since July 2010 we have originated only Private Education Loans. We use “Private Education Loans” to mean education loans to students or their families that are non-federal loans and loans not insured or guaranteed under the previously existing Federal Family Education loan Program (“FFELP”). The core of our marketing strategy is to generate student loan originations by promoting our products on campus through the financial aid office and through direct marketing to students and their families. Since the beginning of 2006, virtually all of our Private Education Loans have been originated and funded by Sallie Mae Bank, a Utah industrial bank subsidiary (the “Bank”), regulated by the Utah Department of Financial Institutions (“UDFI”) and the Federal Deposit Insurance Corporation (“FDIC”). We also provide servicing, loan default aversion and defaulted loan collection services for loans owned by other institutions, including the U.S. Department of Education (“ED”). We also operate a consumer savings network that provides financial rewards on everyday purchases to help families save for college.

In addition, we are the largest holder, servicer and collector of loans made under the previously existing FFELP. The majority of our income continues to be derived, directly or indirectly, from our portfolio of FFELP Loans and servicing we provide for FFELP Loans. On July 1, 2010, the Health Care and Education Reconciliation Act of 2010 (“HCERA”), eliminated FFELP Loan originations, a major source of our income. All federal loans to students are now made through the Direct Student Loan Program (“DSLP”). The terms and conditions of existing FFELP Loans were not affected by this legislation. Our FFELP Loan portfolio will amortize over approximately 20 years. The fee income we earn from providing servicing and contingent collections services on such loans will similarly decline over time.